AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 17, 2020

No. 333-221046

No. 811-23304

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 68	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 69	☒

(Check appropriate box or boxes)

INVESCO EXCHANGE-TRADED

SELF-INDEXED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

(800) 983-0903

(Registrant’s Telephone Number, including Area Code)

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700
Chicago, Illinois 60606	Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 16, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 68 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating February 16, 2020 as the new effective date for Post-Effective Amendment No. 42 to the Trust’s Registration Statement, which was filed on May 22, 2019 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 48, 51, 57, 59, 62 and 65 to the Trust’s Registration Statement filed on August 1, 2019, August 29, 2019, September 26, 2019, October 24, 2019, November 22, 2019 and December 20, 2019, respectively. This Amendment relates solely to Invesco BulletShares 2025 USD Emerging Markets Debt ETF, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of the Post-Effective Amendment No. 42 to the Trust’s Registration Statement, which was filed on May 22, 2019 and Part C of Post-Effective Amendment No. 64 to the Trust’s Registration Statement, which was filed on December 19, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 17th day of January, 2020.

Invesco Exchange-Traded Self-Indexed Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	January 17, 2020

/s/ Kelli Gallegos Kelli Gallegos	Treasurer	January 17, 2020

/s/ Anna Paglia Anna Paglia	Secretary	January 17, 2020

*/s/ Ronn R. Bagge Ronn R. Bagge	Vice Chairman and Trustee	January 17, 2020

*/s/ Todd J. Barre Todd J. Barre	Trustee	January 17, 2020

*/s/ Kevin M. Carome Kevin M. Carome	Trustee	January 17, 2020

**/s/ Edmund P. Giambastiani, Jr. Edmund P. Giambastiani, Jr.	Trustee	January 17, 2020

**/s/ Victoria J. Herget Victoria J. Herget	Trustee	January 17, 2020

*/s/ Marc M. Kole Marc M. Kole	Trustee	January 17, 2020

*/s/ Yung Bong Lim Yung Bong Lim	Trustee	January 17, 2020

**/s/ Joanne Pace Joanne Pace	Trustee	January 17, 2020

*/s/ Gary R. Wicker Gary R. Wicker	Trustee	January 17, 2020

*/s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	January 17, 2020

*By: /s/ Anna Paglia		January 17, 2020
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with the Trust’s Initial Registration Statement and incorporated by reference herein.
**	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment No. 53 to the Trust’s Registration Statement and incorporated by reference herein.